STRUCTURED ENTITIES (Details) - Cancara - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 2,490	£ 3,735
Loans and advances to customers	1,695	3,670
Asset-backed debt instruments held	£ 795	£ 65